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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, International Bond Fund, for the year ended April 30, 2004. This 1 series has an October 31, 2004 fiscal year end.

Date of reporting period: April 30, 2004

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

Evergreen International Bond Fund

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen International Bond Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Anthony Norris
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

6-month return with
sales charge	-2.04%	-2.34%	1.59%	N/A	N/A

6-month return w/o
sales charge	2.81%	2.66%	2.59%	3.02%	2.81%

Average annual return*

1 year with sales charge	5.18%	5.15%	9.08%	N/A	N/A

1 year w/o sales charge	10.42%	10.15%	10.08%	10.54%	10.20%

5 year	7.11%	7.82%	8.10%	8.19%	7.93%

10 year	6.80%	7.30%	7.29%	7.33%	7.08%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund's predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund's predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Class IS. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen International Bond Fund Class A shares, versus a similar investment in the J.P. Morgan Global Government Bond Index Excluding U.S. (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changed in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of April 30, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	April 30, 2004	Year Ended
CLASS A	(unaudited)[1]	October 31, 2003[1,2]
Net asset value, beginning of period	$10.70	$10.73
Income from investment operations
Net investment income	0.20	0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.10[3]	-0.07[3]
Total from investment operations	0.30	-0.03
Distributions to shareholders from
Net investment income	-0.24	0
Net realized gains	-0.04	0
Total distributions to shareholders	-0.28	0
Net asset value, end of period	$10.72	$10.70
Total return[4]	2.81%	-0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,944	$999
Ratios to average net assets
Expenses[5]	1.22%[6]	1.42%[6]
Net investment income	3.63%[6]	3.85%[6]
Portfolio turnover rate	48%	46%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	April 30, 2004	Year Ended
CLASS B	(unaudited)[1]	October 31, 2003[1,2]
Net asset value, beginning of period	$10.69	$10.73
Income from investment operations
Net investment income	0.16	0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.13[3]	-0.07[3]
Total from investment operations	0.29	-0.04
Distributions to shareholders from
Net investment income	-0.21	0
Net realized gains	-0.04	0
Total distributions to shareholders	-0.25	0
Net asset value, end of period	$10.73	$10.69
Total return[4]	2.66%	-0.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,974	$331
Ratios to average net assets
Expenses[5]	1.93%[6]	2.18%[6]
Net investment income	2.95%[6]	3.32%[6]
Portfolio turnover rate	48%	46%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	April 30, 2004	Year Ended
CLASS C	(unaudited)[1]	October 31, 2003[1,2]
Net asset value, beginning of period	$10.69	$10.73
Income from investment operations
Net investment income	0.16	0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.12[3]	-0.07[3]
Total from investment operations	0.28	-0.04
Distributions to shareholders from
Net investment income	-0.22	0
Net realized gains	-0.04	0
Total distributions to shareholders	-0.26	0
Net asset value, end of period	$10.71	$10.69
Total return[4]	2.59%	-0.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$11,083	$811
Ratios to average net assets
Expenses[5]	1.92%[6]	2.20%[6]
Net investment income	2.92%[6]	3.37%[6]
Portfolio turnover rate	48%	46%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,			Year Ended September 30,
CLASS I		2003[1]	2002	2001[2]	2001	2000	1999
Net asset value, beginning of period	$10.69	$9.14	$8.61	$8.43	$8.17	$9.51	$9.52
Income from investment operations
Net investment income	0.21	0.48	0.48	0.04	0.42	0.43	0.40
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.12[3]	1.84	0.45	0.14	0.37	-1.21	-0.03
Total from investment operations	0.33	2.32	0.93	0.18	0.79	-0.78	0.37
Distributions to shareholders from
Net investment income	-0.26	-0.77	-0.40	0	-0.53	-0.56	-0.38
Net realized gains	-0.04	0	0	0	0	0	0
Total distributions to shareholders	-0.30	-0.77	-0.40	0	-0.53	-0.56	-0.38
Net asset value, end of period	$10.72	$10.69	$9.14	$8.61	$8.43	$8.17	$9.51
Total return	3.02%	25.79%	11.11%	2.14%	9.90%	-4.87%	3.96%
Ratios and supplemental data
Net assets, end of period (thousands)	$268,981	$147,367	$67,487	$65,582	$64,824	$71,910	$55,258
Ratios to average net assets
Expenses[4]	0.92%[5]	0.91%	0.74%	0.67%[5]	0.71%	0.70%	0.69%
Net investment income	3.89%[5]	4.60%	5.55%	5.30%[5]	5.03%	4.52%	4.18%
Portfolio turnover rate	48%	46%	54%	0%	66%	64%	158%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

[3]   The per share net realized and unrealized gains or losses may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,			Year Ended September 30,
CLASS IS		2003[1]	2002	2001[2]	2001	2000	1999
Net asset value, beginning of period	$10.70	$9.16	$8.63	$8.45	$8.17	$9.50	$9.51
Income from investment operations
Net investment income	0.20	0.44	0.44	0.08	0.42	0.33	0.38
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.10[3]	1.86	0.47	0.10	0.36	-1.13	-0.03
Total from investment operations	0.30	2.30	0.91	0.18	0.78	-0.80	0.35
Distributions to shareholders from
Net investment income	-0.24	-0.76	-0.38	0	-0.50	-0.53	-0.36
Net realized gains	-0.04	0	0	0	0	0	0
Total distributions to shareholders	-0.28	-0.76	-0.38	0	-0.50	-0.53	-0.36
Net asset value, end of period	$10.72	$10.70	$9.16	$8.63	$8.45	$8.17	$9.50
Total return	2.81%	25.48%	10.81%	2.13%	9.66%	-8.67%	3.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,934	$2,297	$133	$204	$175	$159	$238
Ratios to average net assets
Expenses[4]	1.17%[5]	1.18%	0.98%	0.93%[5]	0.96%	0.95%	0.95%
Net investment income	3.64%[5]	4.18%	5.29%	5.07%[5]	4.80%	4.26%	3.85%
Portfolio turnover rate	48%	46%	54%	0%	66%	64%	158%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

[3]   The per share net realized and unrealized gains or losses may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS 0.3%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
PaNamSat Corp., 8.50%, 02/01/2012 (cost $749,944)	$ 700,000	$ 794,500
FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 54.9%
CONSUMER DISCRETIONARY 4.2%
Auto Components 0.3%
TRW Automotive, Inc., 10.125%, 02/15/2013, EUR	647,000	887,238
Automobiles 1.5%
Renault SA, 6.125%, 06/26/2009, EUR	3,500,000	4,594,398
Internet & Catalog Retail 0.3%
Great University Stores, 6.375%, 07/16/2009, GBP	600,000	1,094,859
Media 0.4%
WPP Group plc, 6.00%, 06/18/2008, EUR	1,000,000	1,295,259
Multi-line Retail 0.7%
Woolworths Group plc, 8.75%, 11/15/2006, GBP	1,100,000	2,058,960
Specialty Retail 1.0%
LVMH Moet Hennessy:
5.00%, 04/29/2010, EUR	2,000,000	2,496,383
6.125%, 06/25/2008, EUR	500,000	654,486
3,150,869
CONSUMER STAPLES 5.4%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009, GBP	275,000	524,986
Food & Staples Retailing 4.4%
Big Food Group, 9.75%, 06/30/2012, GBP	800,000	1,481,103
Casino Guichard Perrachon SA, 5.25%, 04/28/2010, EUR	3,500,000	4,392,983
McDonald's Corp., 5.625%, 10/07/2009, EUR	500,000	648,168
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	1,500,000	1,925,014
Tesco plc:
4.75%, 04/13/2010, GBP	3,000,000	3,738,826
7.50%, 07/30/2007, GBP	680,000	1,284,394
13,470,488
Tobacco 0.8%
Gallaher Group plc, 5.875%, 08/06/2008, EUR	600,767	774,983
Imperial Tobacco, 6.50%, 11/13/2008, GBP	1,000,000	1,818,467
2,593,450
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
ENERGY 0.7%
Oil & Gas 0.7%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010, EUR 144A	1,150,000	$ 1,457,182
Total Capital SA, 5.00%, 01/28/2008, AUD	1,000,000	697,942
2,155,124
FINANCIALS 35.5%
Capital Markets 3.8%
Goldman Sachs Group, 5.125%, 04/24/2013, EUR	1,750,000	2,167,987
Lehman Brothers Holdings, 6.375%, 05/10/2011, EUR	3,000,000	4,034,526
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013, EUR	500,000	593,705
7.375%, 12/17/2007, GBP	400,000	757,336
Morgan Stanley, 4.375%, 03/01/2010, EUR	3,500,000	4,262,618
11,816,172
Commercial Banks 8.6%
Australia & New Zealand Banking Group, 5.00%, 05/12/2008, AUD	170,000	117,418
Banco Santander, 4.00%, 09/10/2010, EUR	7,000,000	8,398,645
BSCH Issuances Ltd., 5.125%, 07/06/2009, EUR	2,200,000	2,785,280
Deutsche Bank AG, 5.125%, 01/31/2013, EUR	1,000,000	1,244,359
Eurofima, 6.50%, 08/22/2011, AUD	4,000,000	2,927,238
Kredit Wiederaufbau, 3.50%, 04/17/2009, EUR	2,620,000	3,138,472
Landesbank Schleswig Holstein, 4.50%, 01/10/2008, SEK	15,000,000	2,008,602
Lloyds Bank plc, 4.75%, 03/18/2011, EUR	2,470,000	3,069,426
Unicredito Italiano SPA, 6.10%, 02/28/2012, EUR	2,200,000	2,923,609
26,613,049
Consumer Finance 8.1%
BMW U.S. Capital LLC, 4.625%, 02/20/2013, EUR	3,180,000	3,846,805
CIT Group, Inc., 5.50%, 12/15/2008, GBP	600,000	1,061,859
Deutsche Bahn Finance BV, 4.875%, 07/06/2009, EUR	3,800,000	4,781,584
GE Capital Australia Funding, 6.00%, 06/15/2011, AUD	3,000,000	2,090,039
International Lease Finance Corp., 6.625%, 12/07/2009, GBP	1,400,000	2,576,779
National Grid Group Finance, 6.125%, 08/23/2011, EUR	2,950,000	3,891,676
Swedish Export Credit Corp., 5.25%, 09/19/2007, AUD	3,284,000	2,319,995
Toyota Credit Canada, Inc.:
4.75%, 12/30/2008, CAD	3,820,000	2,854,691
4.75%, 06/29/2009, CAD	2,300,000	1,711,159
25,134,587
Diversified Financial Services 7.5%
ABB International Finance, Ltd, 5.125%, 01/15/2008, EUR	1,400,000	1,969,632
BAT International Finance plc:
4.875%, 02/25/2009, EUR	2,000,000	2,461,172
5.125%, 07/09/2013, EUR	500,000	601,850
Cedulas TDA, 3.25%, 06/19/2010, EUR	5,500,000	6,379,256
Corp Andina De Fom, 7.625%, 12/06/2010, GBP	536,000	1,026,431
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services continued
Household Financial Corp., 5.125%, 06/24/2009, EUR	3,212,000	4,067,471
JSG Funding plc, 10.125%, 10/01/2012, EUR	1,050,000	$ 1,398,377
Principal Financial Group, 6.25%, 01/31/2008, AUD	2,000,000	1,439,093
Siemens Financier, 5.50%, 03/12/2007, EUR	3,000,000	3,825,596
23,168,878
Insurance 0.4%
AIG Sunamerica, 5.50%, 03/07/2011, EUR	500,000	649,217
Generali Finance BV, 4.75%, 05/12/2014, EUR	376,000	458,422
1,107,639
Thrifts & Mortgage Finance 7.1%
Britannia Building Society, 8.875%, 09/30/2011, GBP	1,000,000	1,909,661
Nykredit:
6.00%, 10/01/2022, DKK	51,686,199	8,775,191
6.00%, 10/01/2029, DKK	33,247,091	5,588,983
7.00%, 10/01/2032, DKK	16,642,682	2,908,867
Totalkredit, 6.00%, 07/01/2022, DKK	15,686,984	2,667,348
21,850,050
INDUSTRIALS 3.5%
Aerospace & Defense 0.6%
Bombardier, Inc, 5.75%, 02/22/2008, EUR	1,400,000	1,720,892
Building Products 0.6%
St. Gobain Nederland BV, 5.00%, 04/16/2010, EUR	1,500,000	1,874,623
Commercial Services & Supplies 1.0%
Agbar International, 6.00%, 11/12/2009, EUR	2,260,000	2,987,645
Electrical Equipment 0.6%
Fimep SA, 11.00%, 02/15/2013, EUR	1,400,000	2,007,862
Industrial Conglomerates 0.7%
Tyco International Group, 5.50%, 11/19/2008, EUR	1,860,000	2,327,094
INFORMATION TECHNOLOGY 0.4%
Office Electronics 0.4%
Xerox Corp., 9.75%, 01/15/2009, EUR	763,000	1,057,732
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.7%
Deutsche Telekom AG:
4.875%, 06/15/2005, GBP	640,000	1,166,885
6.625%, 07/11/2011, EUR	1,000,000	1,372,268
France Telecom, 7.25%, 01/28/2013, EUR	3,000,000	4,199,263
Sogerim SA, 7.00%, 04/20/2011, EUR	3,500,000	4,802,938
11,541,354
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
UTILITIES 1.8%
Electric Utilities 1.2%
Electricidade De Portugal, 6.40%, 10/29/2009, EUR	2,260,000	$ 3,032,847
Iberdrola International BV, 4.875%, 02/18/2013, EUR	500,000	614,994
3,647,841
Water Utilities 0.6%
Vivendi Environnement:
5.875%, 06/27/2008, EUR	500,000	648,168
5.875%, 02/01/2012, EUR	1,000,000	1,301,068
1,949,236
Total Foreign Bonds - Corporate (cost $161,493,178)		170,630,285
FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 30.5%
Australia:
5.32%, 05/20/2004, AUD	14,050,000	14,000,906
6.00%, 06/14/2011, AUD	2,000,000	1,435,486
Canada, 4.40%, 03/15/2008, CAD	3,100,000	2,324,028
Chile, 5.125%, 07/25/2005, EUR	500,000	616,191
Colombia, 11.375%, 01/31/2008, EUR	500,000	679,876
Hungary, 7.00%, 08/12/2005, HUF	1,637,000,000	7,476,899
Mexico, 7.375%, 03/13/2008, EUR 144A	500,000	659,786
New Zealand, 7.00%, 07/15/2009, NZD	19,070,000	12,406,419
Norway, 6.50%, 05/15/2013, NOK	75,620,000	12,351,182
Philippines, 9.125%, 02/22/2010, EUR	1,000,000	1,259,330
Province of Quebec, 4.25%, 07/09/2010, CAD	1,100,000	794,116
Romania, 10.625%, 06/27/2008, EUR	1,000,000	1,450,535
South Africa, 7.00%, 04/10/2008, EUR	1,380,000	1,817,207
Sweden:
5.00%, 01/28/2009, SEK	39,500,000	5,416,032
5.25%, 03/15/2011, SEK	68,110,000	9,413,795
6.75%, 05/05/2014, SEK	60,400,000	9,240,779
Ukraine, 10.00%, 03/15/2007, EUR	336,006	434,310
United Kingdom, 6.16%, 08/23/2004, GBP	2,775,000	12,392,217
Total Foreign Bonds - Government (cost $94,127,040)		94,169,094
YANKEE OBLIGATIONS - CORPORATE 0.3%
CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.1%
Nestle Capital Canada, 5.50%, 05/26/2004	$ 375,000	376,013
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	562,825
Total Yankee Obligations - Corporate (cost $873,900)		938,838
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT 0.9%
Egypt, 8.75%, 07/11/2011 144A	$ 500,000	$ 609,650
Korea, 8.875%, 04/15/2008	1,000,000	1,174,500
Malaysia, 7.50%, 07/15/2011	500,000	570,500
Russia, 10.00%, 06/26/2007 144A	500,000	569,900
Total Yankee Obligations - Government (cost $2,611,597)		2,924,550

	Shares	Value

SHORT-TERM INVESTMENTS 7.8%
MUTUAL FUND SHARES 7.8%
Evergreen Institutional Money Market Fund (o) (cost $23,931,090)	23,931,090	23,931,090
Total Investments (cost $283,786,749) 95.0%		293,388,357
Other Assets and Liabilities 5.0%		15,527,297
Net Assets 100.0%		$ 308,915,654

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

The following table shows the percent of total investments by geographic location as of April 30, 2004:
United States	18.7%
United Kingdom	12.4%
Sweden	9.0%
France	8.9%
Denmark	6.8%
Australia	6.0%
Spain	5.0%
New Zealand	4.2%
Norway	4.2%
Canada	4.0%
Germany	3.8%
Netherlands	3.4%
Hungary	2.5%
Luxembourg	2.4%
Cayman Islands	1.7%
Portugal	1.0%
Switzerland	1.0%
Italy	1.0%
South Africa	0.6%
Romania	0.5%
Ireland	0.5%
Philippines	0.4%
South Korea	0.4%
Venezuela	0.3%
Colombia	0.2%
Mexico	0.2%
Chile	0.2%
Egypt	0.2%
Malaysia	0.2%
Russia	0.2%
Ukraine	0.1%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $283,786,749)	$ 293,388,357
Foreign currency, at value (cost $6,345,387)	6,299,305
Receivable for Fund shares sold	825,478
Interest receivable	5,937,597
Receivable for closed forward foreign currency exchange contracts	2,818,259
Unrealized gains on forward foreign currency exchange contracts	2,743,253
Prepaid expenses and other assets	38,523

Total assets	312,050,772

Liabilities
Payable for securities purchased	1,961,407
Payable for Fund shares redeemed	487,124
Payable for closed forward foreign currency exchange contracts	468,176
Unrealized losses on forward foreign currency exchange contracts	96,922
Advisory fee payable	13,041
Distribution Plan expenses payable	1,820
Due to other related parties	3,593
Accrued expenses and other liabilities	103,035

Total liabilities	3,135,118

Net assets	$ 308,915,654

Net assets represented by
Paid-in capital	$ 296,380,669
Undistributed net investment income	1,513,122
Accumulated net realized losses on securities and foreign currency related transactions	(1,119,301)
Net unrealized gains on securities and foreign currency related transactions	12,141,164

Total net assets	$ 308,915,654

Net assets consists of
Class A	$ 19,943,900
Class B	3,974,130
Class C	11,082,828
Class I	268,980,553
Class IS	4,934,243

Total net assets	$ 308,915,654

Shares outstanding
Class A	1,860,565
Class B	370,361
Class C	1,034,646
Class I	25,094,313
Class IS	460,126

Net asset value per share
Class A	$ 10.72
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.25
Class B	$ 10.73
Class C	$ 10.71
Class I	$ 10.72
Class IS	$ 10.72

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Interest (net of foreign withholding taxes of $52,749)	$ 5,768,180

Expenses
Advisory fee	624,118
Distribution Plan expenses
Class A	17,465
Class B	11,311
Class C	33,567
Class IS	4,596
Administrative services fee	120,020
Transfer agent fees	25,429
Trustees' fees and expenses	2,569
Printing and postage expenses	24,236
Custodian and accounting fees	162,168
Registration and filing fees	56,978
Professional fees	11,851
Other	74,172

Total expenses	1,168,480
Less: Expense reductions	(10,721)

Net expenses	1,157,759

Net investment income	4,610,421

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	3,627,440
Foreign currency related transactions	(4,106,785)

Net realized losses on securities and foreign currency related transactions	(479,345)
Net change in unrealized gains or losses on securities and foreign currency related transactions	(839,305)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(1,318,650)

Net increase in net assets resulting from operations	$ 3,291,771

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003 (a)

Operations
Net investment income		$ 4,610,421		$ 4,744,911
Net realized gains or losses on securities and foreign currency related transactions		(479,345)		5,270,340
Net change in unrealized gains or losses on securities and foreign currency related transactions		(839,305)		10,296,686

Net increase in net assets resulting from operations		3,291,771		20,311,937

Distributions to shareholders from
Net investment income
Class A		(264,531)		0
Class B		(40,910)		0
Class C		(137,796)		0
Class I		(5,074,563)		(8,073,921)
Class IS		(82,792)		(149,586)
Net realized gains
Class A		(17,577)		0
Class B		(2,013)		0
Class C		(8,266)		0
Class I		(693,290)		0
Class IS		(10,560)		0

Total distributions to shareholders		(6,332,298)		(8,223,507)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,821,513	20,044,249	93,437	1,001,063
Class B	357,314	3,941,010	30,980	334,325
Class C	963,413	10,593,519	75,818	817,459
Class I	12,058,351	131,903,607	7,135,903	75,444,126
Class IS	307,354	3,365,965	448,186	4,780,472

		169,848,350		82,377,445

Net asset value of shares issued in reinvestment of distributions
Class A	19,870	217,955	0	0
Class B	2,380	26,192	0	0
Class C	5,625	61,736	0	0
Class I	311,680	3,405,913	541,354	5,676,872
Class IS	1,367	14,932	6,757	72,370

		3,726,728		5,749,242

Automatic conversion of Class B shares to Class A shares
Class A	1,446	15,997	0	0
Class B	(1,446)	(15,997)	0	0

		0		0

Payment for shares redeemed
Class A	(75,701)	(830,153)	0	0
Class B	(18,867)	(209,552)	0	0
Class C	(10,210)	(111,295)	0	0
Class I	(1,055,792)	(11,582,148)	(1,278,881)	(13,322,399)
Class IS	(63,288)	(691,005)	(254,807)	(2,707,985)

		(13,424,153)		(16,030,384)

(a) For Classes A, B and C, for the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	April 30, 2004	Year Ended
	(unaudited)	October 31, 2003 (a)

Capital share transactions continued
Net increase in net assets resulting
from capital share transactions	$ 160,150,925	$ 72,096,303

Total increase in net assets	157,110,398	84,184,733
Net assets
Beginning of period	151,805,256	67,620,523

End of period	$ 308,915,654	$ 151,805,256

Undistributed net investment income	$ 1,513,122	$ 2,503,293

(a) For Classes A, B and C, for the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen International Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective May 21, 2003, a redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.52% of the Fund's average daily net assets.

First International Advisors, Ltd., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $231,035,378 and $100,782,772, respectively, for the six months ended April 30, 2004.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

At April 30, 2004, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange			U.S. Value at	In Exchange	Unrealized
Date	Contracts to Deliver		April 30, 2004	for U.S. $	Gain (Loss)

06/06/2004	18,998,000	NZD	$ 11,759,877	$ 12,500,684	$ 740,807
06/07/2004	16,632,356	GBP	29,405,881	29,942,229	536,348
06/08/2004	2,200,000	NZD	1,366,805	1,436,600	69,795
06/08/2004	3,000,000	AUD	2,153,662	2,232,000	78,338
07/06/2004	32,429,000	AUD	23,198,359	24,516,324	1,317,965
08/03/2004	13,140,000	EUR	15,699,250	15,649,740	(49,510)
08/03/2004	93,225,000	DKK	14,964,131	14,923,641	(40,490)
08/03/2004	154,300,000	SEK	20,152,103	20,145,181	(6,922)

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $284,064,512. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,805,141 and $3,481,296, respectively, with a net unrealized appreciation of $9,323,845.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566678 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 6/25/2004